Business, Going Concern and Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Basis of Presentation & Going Concern (Textual)
Planned CXAU platform-overview, description			The Company is developing products and technology solutions for global payments and the financial industry.
Net loss	$ (815,411)	$ (1,365,875)	$ (4,067,097)	$ (3,523,145)	$ (4,023,967)	$ (1,316,356)
Working capital					486,315
Derivative liability						19,406
Depreciation expense	$ 499	$ 0	$ 1,486	$ 0	$ 249	0
Additional impairment expenses						$ 818,422
Weighted average common shares, basic and diluted	23,147,286	22,145,831	23,019,748	13,522,704	15,650,460	151,277
Advertising expense
Convertible shares not included in the computation of diluted loss per share			0	299,815	145,712,968	4,563
Gold cryptocurrency asset, description					The Company is developing its first Fintech solution using Hashgraph digital ledger technology, or DLT, which the Company intends to be a mobile application that will convert gold into a price-stable, scalable and 100% backed by physical gold cryptocurrency asset.
Maximum [Member]
Basis of Presentation & Going Concern (Textual)
Property and Equipment estimated useful lives			5 years		10 years
Minimum [Member]
Basis of Presentation & Going Concern (Textual)
Property and Equipment estimated useful lives			3 years		3 years